ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE VALUE FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 94.3%
CONSUMER DISCRETIONARY 17.8%
Auto Components 0.2%
TRW (1)	375,000	8,738
		8,738
Automobiles 0.9%
GM	1,100,000	23,397
Harley-Davidson	340,000	17,639
		41,036
Hotels, Restaurants & Leisure 2.0%
Fairmont Hotels	925,000	41,348
International Game Technology	1,375,000	48,427
		89,775
Household Durables 2.1%
Fortune Brands	135,000	10,885
Newell Rubbermaid	1,515,000	38,163
Sony ADR	945,000	43,536
		92,584
Leisure Equipment & Products 0.5%
Eastman Kodak	300,000	8,532
Hasbro	640,000	13,504
		22,036
Media 8.5%
Cablevision Systems, Class A (1)	1,600,000	42,720
CBS, Class B	1,025,000	24,580
Comcast, Class A (1)	402,000	10,516
Comcast, Class A Special (1)	1,215,000	31,736
Discovery Holding, Series A (1)	1,226,400	18,396
Disney	835,000	23,288
Dow Jones	665,000	26,134
EchoStar Communications, Class A (1)	1,100,000	32,857
Liberty Media, Class A (1)	7,055,000	57,922
New York Times, Class A	1,195,000	30,245
Time Warner	3,105,000	52,133
Viacom, Class B (1)	815,000	31,622
		382,149
Multiline Retail 1.8%
Family Dollar Stores	1,255,000	33,383
Kohl's (1)	895,000	47,444
		80,827
Specialty Retail 1.8%
RadioShack	1,750,000	33,652
TJX	1,790,000	44,428
		78,080
Total Consumer Discretionary		795,225
CONSUMER STAPLES 8.8%
Beverages 3.7%
Anheuser-Busch	1,160,000	49,613
Coca-Cola	1,475,000	61,758
Coca-Cola Enterprises	950,000	19,323
Heineken (EUR)	890,000	33,835
		164,529
Food & Staples Retailing 1.2%
Safeway	376,000	9,445
Wal-Mart	1,000,000	47,240
		56,685
Food Products 2.3%
Campbell Soup	725,000	23,490
General Mills	670,000	33,956
Sara Lee	2,555,000	45,683
		103,129
Personal Products 1.1%
Avon	1,545,000	48,158
		48,158
Tobacco 0.5%
Altria Group	320,000	22,675
		22,675
Total Consumer Staples		395,176
ENERGY 9.0%
Energy Equipment & Services 2.4%
Baker Hughes	595,000	40,698
Schlumberger	540,000	68,348
		109,046
Oil, Gas & Consumable Fuels 6.6%
ConocoPhillips	460,000	29,049
ExxonMobil	690,000	41,993
Murphy Oil	945,000	47,080
Royal Dutch Shell ADR	700,000	43,582
Statoil ASA (NOK)	1,900,000	54,834
Total ADR	585,000	77,062
		293,600
Total Energy		402,646
FINANCIALS 20.6%
Capital Markets 5.8%
Ameriprise Financial	825,000	37,174
Charles Schwab	1,410,000	24,266
John Nuveen	590,000	28,409
Lazard	360,000	15,930
Mellon Financial	790,000	28,124
Merrill Lynch	325,000	25,597
Morgan Stanley	805,000	50,570
State Street	842,700	50,924
		260,994
Commercial Banks 4.6%
Bank of America	930,000	42,352
Fifth Third Bancorp	1,535,000	60,418
First Horizon National	705,000	29,363
Royal Bank of Scotland (GBP)	1,300,000	42,349
U.S. Bancorp	1,015,000	30,958
		205,440
Consumer Finance 0.6%
American Express	523,000	27,484
		27,484
Diversified Financial Services 2.4%
Citigroup	1,035,000	48,883
JP Morgan Chase	1,419,272	59,098
		107,981
Insurance 6.6%
Berkshire Hathaway, Class A (1)	310	28,008
Genworth Financial, Class A	1,230,000	41,119
Hartford Financial Services	745,000	60,010
Lincoln National	625,000	34,119
Marsh & McLennan	2,025,000	59,454
St. Paul Travelers Companies	884,200	36,951
Willis Group	589,200	20,186
XL Capital	255,000	16,348
		296,195
Thrifts & Mortgage Finance 0.6%
Fannie Mae	470,000	24,158
		24,158
Total Financials		922,252
HEALTH CARE 8.1%
Biotechnology 1.0%
Chiron (1)	210,000	9,620
MedImmune (1)	925,000	33,837
		43,457
Health Care Equipment & Supplies 1.7%
Boston Scientific (1)	1,940,000	44,717
Medtronic	675,000	34,256
		78,973
Health Care Providers & Services 1.0%
Cardinal Health	430,000	32,043
CIGNA	100,000	13,062
		45,105
Pharmaceuticals 4.4%
Johnson & Johnson	1,000,000	59,220
Merck	1,210,000	42,629
Pfizer	1,150,000	28,658
Schering-Plough	1,475,000	28,010
Wyeth	785,000	38,088
		196,605
Total Health Care		364,140
INDUSTRIALS & BUSINESS SERVICES 10.6%
Aerospace & Defense 2.8%
Honeywell International	1,175,000	50,255
Lockheed Martin	440,000	33,057
Raytheon	895,000	41,027
		124,339
Commercial Services & Supplies 1.1%
Waste Management	1,380,000	48,714
		48,714
Industrial Conglomerates 3.9%
GE	3,715,900	129,239
Tyco International	1,675,000	45,024
		174,263
Machinery 1.4%
Danaher	350,000	22,243
Deere	345,000	27,272
Eaton	200,000	14,594
		64,109
Road & Rail 1.4%
Union Pacific	680,000	63,478
		63,478
Total Industrials & Business Services		474,903
INFORMATION TECHNOLOGY 8.7%
Communications Equipment 1.9%
Cisco Systems (1)	1,500,000	32,505
Nokia ADR	2,470,000	51,178
		83,683
Computers & Peripherals 2.3%
Dell (1)	1,110,000	33,034
Hewlett-Packard	425,000	13,983
IBM	650,000	53,605
		100,622
IT Services 0.8%
First Data	775,000	36,286
		36,286
Semiconductor & Semiconductor Equipment 1.7%
Analog Devices	830,000	31,780
Intel	2,385,000	46,150
		77,930
Software 2.0%
Microsoft	2,075,000	56,461
Oracle (1)	2,440,000	33,403
		89,864
Total Information Technology		388,385
MATERIALS 5.4%
Chemicals 1.5%
Chemtura	1,050,000	12,369
DuPont	1,275,000	53,818
		66,187
Metals & Mining 1.4%
Alcoa	1,205,000	36,825
Nucor	242,600	25,422
		62,247
Paper & Forest Products 2.5%
Bowater	1,235,000	36,531
International Paper	1,695,000	58,596
MeadWestvaco	700,000	19,117
		114,244
Total Materials		242,678
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.9%
Qwest Communications International (1)	3,538,600	24,063
Telus (CAD)	363,600	14,281
Telus (Non-voting shares)	52,800	2,043
		40,387
Wireless Telecommunication Services 1.4%
Alltel	215,000	13,921
Sprint Nextel	1,835,000	47,416
		61,337
Total Telecommunication Services		101,724
UTILITIES 3.0%
Electric Utilities 1.5%
Entergy	355,000	24,474
FirstEnergy	330,000	16,137
Pinnacle West Capital	740,000	28,934
		69,545
Independent Power Producers & Energy Traders 0.5%
Duke Energy	720,000	20,988
		20,988
Multi-Utilities 1.0%
NiSource	2,195,000	44,383
		44,383
Total Utilities		134,916
Total Common Stocks (Cost $3,665,585)		4,222,045
CONVERTIBLE PREFERRED STOCKS 0.9%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.4%
General Motors	845,000	19,612
		19,612
FINANCIALS 0.5%
Capital Markets 0.3%
John Nuveen	320,000	13,973
		13,973
Insurance 0.2%
XL Capital	340,000	8,463
		8,463
		22,436
Total Convertible Preferred Stocks (Cost $38,928)		42,048
CONVERTIBLE BONDS 1.1%
Fortis Insurance, 7.75%, 1/26/08 (2)	9,000,000	11,920
Intel, 2.95%, 12/15/35 (2)	12,250,000	10,739
US Bancorp, 3.09%, 8/21/35 (Tender 8/21/06) (2)(3)	25,180,000	25,082
Total Convertible Bonds (Cost $46,122)		47,741
OPTIONS PURCHASED 0.0%
Dell, Put, 5/20/06 @ $27.50 (1)	(1,000)	(27)
Total Options Purchased (Cost $(81))		(27)
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 3.8%
T. Rowe Price Reserve Investment Fund, 4.71% (4)(5)	171,362,761	171,363
		171,363
U.S Treasury Obligations 0.2%
U.S. Treasury Bills, 4.546%, 05/11/06 (6)	7,000,000	6,964
		6,964
Total Short-Term Investments (Cost $178,327)		178,327
Total Investments in Securities
100.3% of Net Assets (Cost $3,928,881)		$ 4,490,134

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$47,741 and represents 1.1% of net assets.
(3)	Variable Rate; rate shown is effective rate at period-end
(4)	Affiliated company - see Note 4
(5)	Seven-day yield
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2006.
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 100 S&P 500 Index contracts,
$4,500 par of 4.546% U.S. Treasury Bills
pledged as initial margin	9/06	$ 32,583	$ 529

Net payments (receipts) of variation
margin to date			(646)

Variation margin receivable (payable)
on open futures contracts			$ (117)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $3,928,881,000. Net unrealized gain aggregated $561,783,000 at period-end, of which $681,015,000 related to appreciated investments and $119,232,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,704,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $171,363,000 and $176,125,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006